UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds, at fair value
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Bermuda
Natural Resources (0.48% Partners’ Capital)
HFR HE Bristol Master Trust (Series D)(2)	25,000	$19,899,443

Total Bermuda		19,899,443

Cayman Islands
Arbitrage Strategies (0.05% Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(2)	35,356	1,840,713
International Equity (0.54% Partners’ Capital)
S.R. Global Fund - Emerging Markets Portfolio (Class G, L.P.)		22,192,906
Natural Resources (0.64% Partners’ Capital)
Sentient Global Resources Fund III, L.P.		22,962,274
Sentient Global Resources Fund IV, L.P.		3,511,849
Private Equity (7.38% Partners’ Capital)
ABRY Advanced Securities Fund, L.P.(1)		17,976,186
CX Partners Fund Limited(1)(2)		8,167,771
Gavea Investment Fund II A, L.P.		3,076,806
Gavea Investment Fund III A, L.P.		63,233,100
Hillcrest Fund, L.P.(3)		9,060,145
Hony Capital Fund 2008, L.P.(1)		22,716,031
India Asset Recovery Fund, L.P.		356,603
J.C. Flowers III, L.P.(1)		7,174,525
LC Fund IV, L.P.(1)(2)		19,936,315
New Horizon Capital III, L.P.(1)(2)		27,975,249
Northstar Equity Partners III Limited (1)		2,056,096
Orchid Asia IV, L.P.(1)		13,253,349
Reservoir Capital Partners (Cayman), L.P.		11,734,076
Tiger Global Private Investment Partners IV, L.P.(1)		10,427,382
Tiger Global Private Investment Partners V, L.P.		27,806,105
Tiger Global Private Investment Partners VI, L.P.		9,356,964
Trustbridge Partners II, L.P.(2)		19,673,313
Trustbridge Partners III, L.P.(1)(2)		25,377,422
Trustbridge Partners IV, L.P.		4,574,254
Real Estate (1.01% Partners’ Capital)
Forum European Realty Income III, L.P.(2)		10,871,755
Phoenix Asia Real Estate Investments II, L.P.(1)(2)		14,135,950
Phoenix Real Estate Fund (T) L.P.		16,561,052

Total Cayman Islands		396,008,191

Guernsey
Private Equity (0.15% Partners’ Capital)
Mid Europa Fund III LP		6,107,349

Total Guernsey		6,107,349

Republic of Mauritius
International Equity (0.16% Partners’ Capital)
India Capital Fund Ltd.	155,908	6,517,996
Real Estate (0.07% Partners’ Capital)
Orbis Real Estate Fund I(2)		2,722,303

Total Republic of Mauritius		9,240,299

United Kingdom
Private Equity (0.28% Partners’ Capital)
Darwin Private Equity I, L.P.		5,711,008
Sovereign Capital Limited Partnership III(2)		5,981,496
Real Estate (0.21% Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,139,223
Patron Capital L.P. II		883,773
Patron Capital L.P. III		5,570,366

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom (continued)

Total United Kingdom		$20,285,866

United States
Arbitrage Strategies (8.64% Partners’ Capital)
Citadel Wellington LLC		60,651,244
Eton Park Fund, L.P.		42,176,131
Investcorp Silverback Arbitrage Fund, LLC(3)		17,784,203
Kenmont Onshore Fund, L.P.(2)		650,140
King Street Capital, L.P.		21,382,675
Magnetar Capital Fund, L.P.		7,203,428
Magnetar SPV, LLC (Series L)(3)		13,826,640
OZ Asia Domestic Partners, L.P.(1)		3,194,520
PIPE Equity Partners, L.L.C.(3)		21,290,792
PIPE Select Fund, L.L.C.(3)		39,604,447
PSAM WorldArb Partners, L.P.(2)		37,589,325
Stark Investments Limited Partnership		869,187
Stark Select Asset Fund, LLC		2,756,666
Waterstone Market Neutral Fund, L.P.(2)		43,229,429
Whitebox Multi-Strategy Fund, L.P.(2)		43,334,537
Domestic Equity (5.44% Partners’ Capital)
Artis Partners 2X (Institutional), L.P.(2)		23,504,429
CCM Small Cap Value Qualified Fund, L.P.(3)		21,077,311
HealthCor, L.P.		30,976,641
Hound Partners, L.P.(2)		37,087,008
Ithan Creek Partners, L.P.		17,380,562
JAT Capital Domestic Fund, L.P.		19,448,740
Samlyn Onshore Fund, L.P.		24,035,933
Tiger Consumer Partners, L.P.(2)		50,366,220
Energy (5.55% Partners’ Capital)
AL Gulf Coast Terminals, LLC(1)		1,403,827
ArcLight Energy Partners Fund IV, L.P.(1)		7,035,488
ArcLight Energy Partners Fund V, L.P.(1)		606,262
CamCap Resources, L.P.		406,218
EnCap Energy Capital Fund VII-B, L.P.(1)		9,223,243
Encap Energy Infrastructure TE Feeder, L.P.(2)		8,843,514
Intervale Capital Fund, L.P.(1)(2)		20,518,777
Merit Energy Partners G, L.P.(1)		9,600,008
Midstream & Resources Follow on Fund		24,479,916
NGP Energy Technology Partners II, L.P.		4,442,510
NGP IX Offshore Fund, L.P.		33,072,373
NGP Midstream & Resources, L.P.		13,715,757
Quantum Parallel Partners V, L.P.		4,818,572
Tenaska Power Fund II-A, L.P.(1)		19,141,730
The Energy & Minerals Group Fund II		243,559
Velite Energy, L.P.(1)(2)		70,790,035
Enhanced Fixed Income (13.95% Partners’ Capital)
Alden Global Distressed Opportunities Fund, L.P.(2)		55,861,416
Ares Enhanced Credit Opportunities Fund, L.P.		20,518,968
BDCM Partners I, L.P.(3)		52,326,820

Bell Point Credit Opportunities Fund, L.P.(2)		27,923,152
Contrarian Capital Fund I, L.P.		65,505,546
Courage Special Situations Fund, L.P.(2)		14,112,015
Credit Distressed Blue Line Fund, L.P.(3)		33,335,840
Fortelus Special Situations Fund, L.P.(2)		21,099,135
Halcyon European Structured Opportunities Fund, L.P.(3)		534,844
Harbinger Capital Partners Fund I, L.P.(3)		24,789,722
Harbinger Capital Partners Fund II, L.P.		2,019,323
Harbinger Capital Partners Special Situations Fund, L.P.		5,129,524
Harbinger Class L Holdings (U.S.), LLC		303,973
Harbinger Class LS Holdings (U.S.) Trust	10,925	2,323,135
Harbinger Class PE Holdings (U.S.) Trust	12	1,994,945
Indaba Capital Partners, L.P.(3)		32,112,711

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Enhanced Fixed Income (13.95% Partners’ Capital) (continued)
Morgan Rio Capital Fund, L.P.(3)		$24,831,921
Owl Creek II, L.P.		6,293,452
Paulson Credit Opportunities, L.P.		49,759,079
Prospect Harbor Credit Partners, L.P.		4,878,585
Providence MBS Fund L.P.(2)		58,661,136
Q Funding III, L.P.(2)		11,045,743
Q4 Funding, L.P.(2)		32,787,929
Sorin Fund, L.P.		816,869
Visium Credit Opportunities Fund, L.P.(2)		24,795,351
Global Opportunistic (17.81% Partners’ Capital)
Atlas Institutional Fund, LLC(2)		25,724,377
BlueTrend L.P.		28,782,484
Corriente China Opportunity Partners II, L.P.(2)		12,944,540
Corriente China Opportunity Partners, L.P.(2)		5,976,093
Corriente Partners, L.P.(2)		22,450,415
Covepoint Emerging Markets Macro Fund, L.P.(2)		36,482,332
EDF-MI Onshore, L.P.(3)		121,428,930
Global Undervalued Securities Fund (QP), L.P.		35,180,980
Hayman Capital Partners, L.P.(2)		62,032,131
Japan Macro Opportunity Partners, L.P.(2)		10,673,440
Passport Global Strategies III, Ltd.	635	503,054
Passport II, L.P.(2)		51,018,068
Salem Global Opportunity Fund, L.P.(2)		27,616,306
Senator Global Opportunity Fund L.P.		23,677,156
Tiger Global, L.P.		82,656,516
Valiant Capital Partners, L.P.(2)		153,706,697
Viking Global Equities, L.P.(1)		32,204,775
International Equity (2.11% Partners’ Capital)
Dabroes Investment Fund L.P.(2)		22,979,340
Penta Asia Domestic Partners, L.P.		6,999,872
Steel Partners Japan Strategic Fund, L.P.		2,116,884
TAEF Fund, LLC		29,389,811
Value Partners Hedge Fund LLC(2)		25,547,865
Natural Resources (0.00% Partners’ Capital)
Tocqueville Gold Partners, L.P.		40,693
Private Equity (7.41% Partners’ Capital)
Accel-KKR Capital Partners III, L.P.(1)(2)		10,799,192
Advent Latin American Private Equity Fund IV-F, L.P.		6,663,364
Advent Latin American Private Equity Fund V-F, L.P.		3,700,369
Audax Mezzanine Fund II, L.P.(1)		3,570,727
Audax Mezzanine Fund III, L.P.(1)		3,558,217
BDCM Opportunity Fund II, L.P.(1)		7,641,489
Black River Commodity Multi-Strategy Fund, LLC		938,981
Capital Royalty Partners, L.P.(1)		1,174,724
Catterton Growth Partners, L.P.(2)		11,924,327
CEF-Safety Kleen Liquidating Acct	151,417	1,514,170
Chrysalis Ventures III, L.P.		2,177,083
Crosslink Crossover Fund IV, L.P.		1,363,858
Crosslink Crossover Fund V, L.P.		8,016,192
Crosslink Crossover Fund VI, L.P.(2)		16,632,769
Dace Ventures I, L.P.(2)		2,012,745
Fairhaven Capital Partners, L.P.		5,223,855
Garrison Opportunity Fund II A, LLC		7,558,264
Garrison Opportunity Fund, LLC(2)		21,498,705
GMO Emerging Illiquid Fund, L.P.(1)		490,503
HealthCor Partners Fund, L.P.(2)		6,960,979
Highland Credit Strategies Liquidation Vehicle Onshore		2,537,709
Integral Capital Partners VIII, L.P.(2)		3,515,575
L-R Global Partners, L.P.		406,548
MatlinPatterson Global Opportunities Partners III, L.P.(1)		6,259,851
Middle East North Africa Opportunities Fund, L.P.(1)(3)	5,089	1,716,656

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (7.41% Partners’ Capital) (continued)
Monomoy Capital Partners II, L.P.(1)		$283,544
Monomoy Capital Partners, L.P.		3,636,779
Monsoon India Inflection Fund 2, L.P.		421,503
Monsoon India Inflection Fund, L.P.		226,134
Pine Brook Capital Partners, L.P.(1)		14,763,487
Pinto America Growth Fund, L.P.(1)		1,617,779
Private Equity Investment Fund IV, L.P.(1)(2)		6,305,545
Private Equity Investment Fund V, L.P.(1)(2)		28,732,870
Saints Capital VI, L.P.(1)(2)		16,264,903
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,650,567
Sanderling Venture Partners VI, L.P.		1,243,457
Sterling Capital Partners II, L.P.		1,596,959
Sterling Group Partners II, L.P.		2,217,648
Sterling Group Partners III, L.P.		5,384,426
Strategic Value Global Opportunities Fund I-A, L.P		4,524,565
Tenaya Capital V, L.P.		6,344,234
The Column Group, L.P.		6,574,879
The Founders Fund III, L.P.		9,550,625
The Founders Fund IV, L.P.		1,507,500
The Raptor Private Holdings, L.P.	7,268	4,200,639
Trivest Fund IV, L.P.(1)(2)		15,584,873
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		6,087,229
VCFA Private Equity Partners IV, L.P.(1)		2,403,067
VCFA Venture Partners V, L.P.(1)		7,460,641
Voyager Capital Fund III, L.P.		2,608,288
WestView Capital Partners II, L.P.(1)(2)		16,110,900
Real Estate (2.94% Partners’ Capital)
Aslan Realty Partners III, L.L.C.		366,910
Cypress Realty VI, L.P.		6,540,684
DaVinci Corporate Opportunity Partners, L.P.		(33,760)
Florida Real Estate Value Fund, L.P.(1)(2)		7,912,291
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.(2)		21,482,499
Lone Star Real Estate Fund II (U.S.) L.P.		1,715,640
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		13,757,961
Northwood Real Estate Co-Investors L.P.(1)		6,177,689
Northwood Real Estate Partners L.P.(1)		12,654,095
Parmenter Realty Fund III, L.P.		8,244,008
Parmenter Realty Fund IV, L.P.(1)(2)		4,724,180
Pearlmark Mezzanine Realty Partners II, LLC		159,649
Pearlmark Mezzanine Realty Partners III, LLC(1)(2)		10,026,334
Pennybacker II, L.P.(1)(2)		1,925,538
SBC Latin America Housing US Fund, L.P.(3)		3,746,724
Square Mile Partners III L.P.(1)		21,588,398

Total United States		2,627,804,623

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		3,079,345,771	74.82%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.31% Partners’ Capital)
El Tejar Limited	1,000,000	12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (1.37% Partners’ Capital)
CRC Credit Fund Ltd.(2)	122,007	40,777,128
Overseas CAP Partners, Inc.(2)	9,295	15,737,010
International Equity (1.29% Partners’ Capital)
Quorum Fund Limited	13,517	826,401
The Russian Prosperity Fund	1,056,068	52,085,254

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies (continued)
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies (continued)
Natural Resources (0.19% Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		$7,954,879

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		117,380,672

Total Passive Foreign Investment Companies		130,240,672	3.16%

Private Corporations
United States
Real Estate (0.49% Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		2,024,726
Legacy Partners Realty Fund III, Inc.		5,471,385
Net Lease Private REIT V, Inc.		1,543,669
Net Lease Private REIT VI, Inc.(1)		2,920,750
Net Lease Private REIT VII, Inc.(1)(2)		4,145,220
Net Lease Private REIT VII-A, Inc.(1)(2)		4,145,220

Total Private Corporations		20,250,970	0.49%

Total Investments in Investment Funds (Cost $2,962,417,315)		3,229,837,413	78.47%

Investments in Securities, at fair value
Registered Investment Companies
United States
Exchange Traded Funds Energy (2.27% Partners’ Capital)
Market Vectors Oil Service ETF	1,076,100	43,711,182
SPDR S&P Oil & Gas Exploration & Production ETF(1)	420,000	23,902,200
The Energy Select Sector SPDR Fund(1)	361,400	25,923,222
International Equity (3.31% Partners’ Capital)
iShares MSCI EAFE Index Fund(1)	527,000	28,932,300
iShares MSCI Emerging Markets Index(1)	1,168,350	50,168,949
iShares MSCI Japan Index Fund	2,756,000	28,056,080
Market Vectors Russia ETF	941,000	29,067,490
Natural Resources (4.97% Partners’ Capital)
Market Vectors Agribusiness ETF	704,000	37,192,320
Market Vectors Gold Miners ETF(1)	1,204,162	59,690,310
SPDR Gold Trust	663,956	107,653,826
Traditional Fixed Income (2.67% Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund(1)	979,496	109,899,451

Total Exchange Traded Funds		544,197,330	13.22%

Money Market Fund (4.20% Partners’ Capital)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(1)	172,871,107	172,871,107

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Registered Investment Companies (continued)
Money Market Fund (continued)

Total Money Market Fund		$172,871,107	4.20%

Open End Funds
Domestic Equity (3.32% Partners’ Capital)
GMO Quality Fund III(1)	5,666,560	136,847,428

Natural Resources (1.19% Partners’ Capital)
The Tocqueville Gold Fund	691,329	49,022,169

Real Estate (0.94% Partners’ Capital)
Doubleline Total Return Bond I(1)	3,448,570	38,520,524

Traditional Fixed Income (0.17% Partners’ Capital)
Wasatch Hoisington US Treasury Fund(1)	409,413	6,857,674

Total Open End Funds		231,247,795	5.62%

Total Registered Investment Companies		948,316,232	23.04%

U.S. Government Debt Obligations
U.S. Treasury Bond, 4.375%, 02/15/38(1)	5,400,000	6,484,217
U.S. Treasury Bond, 4.375%, 11/15/39(1)	5,400,000	6,488,435
U.S. Treasury Bond, 4.375%, 05/15/40(1)	5,400,000	6,489,283
U.S. Treasury Bond, 4.50%, 02/15/36(1)	5,300,000	6,469,313
U.S. Treasury Bond, 4.50%, 05/15/38(1)	5,300,000	6,487,529
U.S. Treasury Bond, 4.50%, 08/15/39(1)	5,300,000	6,492,500
U.S. Treasury Bond, 4.625%, 02/15/40(1)	5,200,000	6,494,311
U.S. Treasury Bond, 4.75%, 02/15/37(1)	5,000,000	6,328,125
U.S. Treasury Note, 3.50%, 02/15/39(1)	6,300,000	6,545,108
U.S. Treasury Note, 4.25%, 05/15/39(1)	5,500,000	6,479,687
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	7,489,770
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	7,271,758

Total U.S. Government Debt Obligations		79,520,036	1.93%

Total Investments in Securities (Cost $914,271,118)		1,027,836,268	24.97%

Derivative Contracts –Assets, at fair value
Call Options Purchased
United States
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	6,171,880
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	4,885,714
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	5,602,500
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	3,763,158

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Call Options Purchased (continued)
United States (continued)

Total Call Options Purchased		20,423,252	0.50%

Warrants Purchased
United States
Global Opportunistic (0.00% Partners’ Capital)
Bally Total Fitness Holdings Corp. Warrants Exp. Sept. 2014, Strike Price $20.00 USD	2	—

Total Warrants Purchased		—	0.00%

Total Derivatives Contracts - Assets (Cost $24,991,550)		20,423,252	0.50%

Total Investments (Cost $3,901,679,983)		$4,278,096,933	103.94%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2012, were $525,675,466. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Affiliated investments for which ownership exceeds 25%

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments

March 31, 2012

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Endowment Master Fund Holdings GP, LLC (the “Company”), is a wholly-owned limited liability company of the Master Fund. The Company functions as a special purpose entity, which owns a minority interest in AL Gulf Coast Terminals, LLC, an operating company. The Schedule of Investments of the Master Fund and the Company are consolidated and thus the Consolidated Schedule of Investments presents the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s Portfolio Funds are managed by a carefully selected group of investment managers, identified by Endowment Advisers, L.P. (the “Adviser”), who employ various styles and strategies to achieve a portfolio that is broadly allocated.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

The Consolidated Schedule of Investments includes the investments of the Master Fund and its subsidiary, the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

OPTIONS—Options that are listed on a securities exchange are valued at the closing “bid” and “ask” prices for such options on the date of determination and are typically categorized as Level 2 in the fair value hierarchy. If no such bid or ask price is reported, the positions shall be valued at the last sales price on the valuation day. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Independent Administrator will determine the fair value of such options in good faith using information that is available at such time.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the fair value of the Investment Fund or security.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. Investment Funds in which the Master Fund invests may purchase and sell derivative securities and other financial instruments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of March 31, 2012, and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Consolidated Schedule of Investments	Total Fair Value
Call Options Purchased
Interest Rate Exposure:	Derivative Contracts - Assets, at fair value	$20,423,252
Warrants Purchased
Equity Exposure:	Derivative Contracts - Assets, at fair value	—

(f) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical assets

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

The following is a summary categorization, as of March 31, 2012, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	—	—	$357,384,077	$357,384,077
Domestic Equity	—	—	223,876,844	223,876,844
Energy	—	—	228,341,789	228,341,789
Enhanced Fixed Income	—	—	573,761,134	573,761,134
Global Opportunistic	—	$27,616,306	705,441,988	733,058,294
International Equity	—	—	115,744,674	115,744,674
Natural Resources	—	—	46,414,259	46,414,259
Private Equity	—	—	626,891,438	626,891,438
Real Estate	—	—	173,873,262	173,873,262
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	56,514,138	56,514,138
International Equity	—	52,085,254	826,401	52,911,655
Natural Resources	—	—	7,954,879	7,954,879
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	20,250,970	20,250,970
Registered Investment Companies
Domestic Equity	$136,847,428	—	—	136,847,428
Energy	93,536,604	—	—	93,536,604
International Equity	136,224,819	—	—	136,224,819
Money Market Fund	172,871,107	—	—	172,871,107
Natural Resources	253,558,625	—	—	253,558,625
Real Estate	38,520,524	—	—	38,520,524
Traditional Fixed Income	116,757,125	—	—	116,757,125
U.S. Government Debt Obligations
Traditional Fixed Income	—	79,520,036	—	79,520,036
Call Options Purchased	—	20,423,252	—	20,423,252
Warrants Purchased
Global Opportunistic	—	—	—	—

Total Investments	$948,316,232	$179,644,848	$3,150,135,853	$4,278,096,933

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2012:

	Fair Value as of March 31, 2012	Valuation Technique	Liquidity of Investments	Adjustments To NAV **
Investments
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$357,384,077	NAV as Practical Expedient *	Greater than 30 Days	None
Domestic Equity	223,876,844	NAV as Practical Expedient *	Greater than 45 Days	None
Energy	228,341,789	NAV as Practical Expedient *	Greater than 30 Days	None
Enhanced Fixed Income	573,761,134	NAV as Practical Expedient *	Greater than 30 Days	None
Global Opportunistic	705,441,988	NAV as Practical Expedient *	Greater than 45 Days	None
International Equity	115,744,674	NAV as Practical Expedient *	Greater than 90 Days	None
Natural Resources	46,414,259	NAV as Practical Expedient *	N/A	None
Private Equity	626,891,438	NAV as Practical Expedient *	Greater than 60 Days	None
Real Estate	173,873,262	NAV as Practical Expedient *	N/A	None
Passive Foreign Investment Companies
Arbitrage Strategies	56,514,138	NAV as Practical Expedient *	Greater than 30 Days	None
International Equity	826,401	NAV as Practical Expedient *	Greater than 30 Days	None
Natural Resources	7,954,879	NAV as Practical Expedient *	N/A	None
Private Equity	12,860,000	NAV as Practical Expedient *	N/A	None
Private Corporations
Real Estate	20,250,970	NAV as Practical Expedient *	N/A	None

Total Investments	$3,150,135,853

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient NAV received is not as of the Master Fund’s measurement date.

•	It is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV.

•	It is determined by the Adviser Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of March 31, 2012, based on levels assigned to Investments on December 31, 2011.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2011	Transfers In (Out) In-Kind	Gross Purchases	Gross (Sales)*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2012
Investments

Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$448,558,987	$—	$—	$(115,397,582)	$30,250,767	$(6,028,095)	$357,384,077
Domestic Equity	195,638,926	—	55,000,000	(40,849,252)	6,364,444	7,722,726	223,876,844
Energy	298,114,700	—	5,827,421	(76,965,171)	990,376	374,463	228,341,789
Enhanced Fixed Income	609,181,578	—	1,776,388	(46,138,632)	(1,171,066)	10,112,866	573,761,134
Global Opportunistic	703,060,246	—	36,703,608	(43,526,957)	2,840,457	6,364,634	705,441,988
International Equity	143,191,213	—	—	(35,000,000)	8,440,172	(886,711)	115,744,674
Natural Resources	46,001,399	—	1,489,598	—	—	(1,076,738)	46,414,259
Private Equity	642,090,516	—	21,121,816	(40,122,113)	6,610,686	(2,809,467)	626,891,438
Real Estate	189,471,429	—	12,571,321	(29,346,108)	9,088,737	(7,912,117)	173,873,262
Passive Foreign Investment Companies
Arbitrage Strategies	58,527,592	—	—	(3,426,540)	654,802	758,284	56,514,138
International Equity	1,372,308	—	—	(542,766)	208,845	(211,986)	826,401
Natural Resources	7,658,031	—	—	—	—	296,848	7,954,879
Private Equity	12,860,000	—	—	—	—	—	12,860,000
Private Corporations
Real Estate	19,870,321	—	—	(292,909)	—	673,558	20,250,970

Total Investments	$3,375,597,246	$—	$134,490,152	$(431,608,030)	$64,278,220	$7,378,265	$3,150,135,853

*	Includes Return of Capital and Capital Gain Distributions

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2012, is $17,363,890.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustments, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of March 31, 2012, that may qualify for this valuation approach is shown in the table below.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$413,898	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee

Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	223,877	N/A	N/A	Quarterly - Annually	45-120	0-3 years; up to 5% early redemption fee

Energy (c)	Investments in securities issued by companies in the energy sector.	228,342	$117,872	up to 15 years	Daily - Quarterly	30-45	0-15 years

Enhanced Fixed Income (d)	Investments in non- traditional fixed income securities.	573,761	N/A	N/A	Monthly - Rolling 3 years	30-120	0-3 years; up to 6% early redemption fee

Global Opportunistic (e)	Investments in a variety of global markets across all security types.	733,058	N/A	N/A	Monthly - Annually	45-90	0-4 years; up to 5 % early redemption fee

International Equity (f)	Investments in equity securities issued by foreign companies.	168,656	N/A	N/A	Weekly - Quarterly	7-90	0-3 years

Natural Resources (g)	Investments with exposure to non-energy natural resources.	54,369	14,602	up to 10 years	N/A	N/A	0-10 years

Private Equity (h)	Investments in nonpublic companies.	639,751	300,833	up to 10 years	Semi-Annually - Rolling 3 years	60-90	0-10 years; up to 6% early redemption fee

Real Estate (i)	Investments in REIT’s, private partnerships, and various real estate related mortgage securities.	194,124	92,368	up to 10 years	N/A	N/A	0-10 years; up to 3% early redemption fee

		$3,229,836	$525,675

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of March 31, 2012 was $3,901,679,983, resulting in accumulated net unrealized appreciation of $376,416,950 consisting of $683,165,580 in gross unrealized appreciation and $306,748,630 in gross unrealized depreciation.

During the quarter ended March 31, 2012, investments in BDCM Partners I, L.P, were received through a transfer-in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related costs were $1,776,388 and $1,519,035, respectively.

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Adviser. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at March 31, 2012:

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category		Percentage of Investments, per Category	Withdrawal Rights
Category 1 Assets(a)	10.00%-100.00	%(b)	64.3%

Securities and derivatives activity or

Investment Funds that settle three business days after trade date (“T+3”) and that have at least quarterly withdrawal rights and not more than a one-year lock-up period remaining.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

Category 2 Assets(c)	0.00%-90.00	%(b)	10.7%	Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category One Assets due to frequency of redemptions allowed or extended lock-up periods remaining.
Category 3 Assets(d)	0.00%-25.00	%(b)	25.0%	Investment Funds that are self-liquidating (e.g., private equity funds), or that otherwise fail to meet the definition of Category 1 or 2 Assets. Also includes Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis).

	100.00%		100.00%

*	The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.
(a)

Category One Assets are defined as cash, money market funds, and exchange-traded securities, including, but not limited to, equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments may be included in this category as long as they have at least quarterly withdrawal rights with a year or less lockup remaining.

(b)

The Master Fund may not have less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category One Assets, or more than 25% of its capital invested in Category Three Assets, with all remaining capital invested in Category One Assets or Category Two Assets.

(c)

Category Two Assets also may have investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments. Sidepockets and/or special purpose vehicles (and any similar interest or investments, including certain types of distributions in-kind) remaining upon redemption from an Investment Fund categorized as Category One Assets or Category Two Assets (collectively, “Residual Interests”), shall also each be conclusively deemed to be a Category Two Asset unless the Adviser reasonably concludes that the majority of such Residual Interests will not become liquid within three years, in which case the Adviser will categorize such Residual Interests as Category Three Assets.

(d)

Category Three Assets may include, without limitation, private equity funds, real estate funds, or natural resources or energy funds that only make distributions when an investment is monetized or generates cash flow through distributions, dividends, etc. This category will be calculated as the lesser of: (a) the amount of called and invested capital or (b) the fair value of the interests in such Investment Funds. Any standard and customary audit hold-backs which remain after redeeming from an Investment Fund included in Category One Assets or Category Two Assets will be classified as Category One Assets. Any other

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

holdings which remain (e.g., “sidepockets” and/or other Residual Interests) will be classified as Category Two Assets if the Adviser reasonably concludes that the majority of such holdings will become liquid within three years; otherwise, such holdings will be classified as Category Three Assets.

(c) AFFILIATED INVESTMENT FUNDS

At March 31, 2012, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including 2012 activity) is shown below:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

				For the Quarter 1/1/2012 through 3/31/2012					For the Quarter 1/1/2012 through 3/31/2012
Investment Funds	Shares 12/31/2011	Shares 3/31/2012	Fair Value 12/31/2011	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Appreciation/ Depreciation	Fair Value 3/31/2012	Interest/ Dividend Income
Accel-KKR Capital Partners III, L.P.			$7,601,032	$247,500	$—	$—	$2,950,660	$10,799,192	$—
Alden Global Distressed Opportunities Fund, L.P.			51,387,837	—	—	—	4,473,579	55,861,416	—
Artis Partners 2X (Institutional), L.P.			20,641,686	—	—	—	2,862,743	23,504,429	—
Atlas Institutional Fund, LLC			25,814,185	—	—	—	(89,808)	25,724,377	—
BDCM Partners I, L.P.			50,600,994	1,776,388	(2,568,766)	372,160	2,146,044	52,326,820	—
Bell Point Credit Opportunities Fund, L.P.			26,728,088	—	—	—	1,195,064	27,923,152	—
Catterton Growth Partners, L.P.			10,614,364	—	—	—	1,309,963	11,924,327	—
CCM Small Cap Value Qualified Fund, L.P.			23,556,080	—	(5,000,000)	898,900	1,622,331	21,077,311	—
Corriente China Opportunity Partners II, L.P.			16,498,912	—	—	—	(3,554,372)	12,944,540	—
Corriente China Opportunity Partners, L.P.			7,981,887	—	—	—	(2,005,794)	5,976,093	—
Corriente Partners, L.P.			31,362,076	—	—	—	(8,911,661)	22,450,415	—
Courage Special Situations Fund, L.P.			14,075,770	—	—	—	36,245	14,112,015	—
Covepoint Emerging Markets Macro Fund, L.P.			50,950,379	—	(20,000,000)	2,057,821	3,474,132	36,482,332	—
CRC Credit Fund Ltd.	125,180	122,007	43,114,834	—	(3,426,540)	654,802	434,032	40,777,128	—
Credit Distressed Blue Line Fund, L.P.			39,144,551	—	(3,906,187)	439,048	(2,341,572)	33,335,840	—
Crosslink Crossover Fund VI, L.P.			14,986,144	—	336	(336)	1,646,625	16,632,769	—
CX Partners Fund Limited			9,279,323	920,482	—	—	(2,032,034)	8,167,771	16,711
Dabroes Investment Fund L.P.			37,172,067	—	(15,000,000)	773,793	33,480	22,979,340	—
Dace Ventures I, L.P.			1,871,998	104,636	—	—	36,111	2,012,745	—
EDF-MI Onshore, L.P.			133,391,327	—	—	342,011	(12,304,408)	121,428,930	—
Encap Energy Infrastructure TE Feeder, L.P.			9,211,892	—	—	—	(368,378)	8,843,514	—
Florida Real Estate Value Fund, L.P.			6,236,666	1,290,195	—	—	385,430	7,912,291	—
Fortelus Special Situation Fund, L.P.			30,336,726	—	(7,093,307)	(2,586,235)	441,951	21,099,135	—
Forum European Realty Income III, L.P.			9,160,943	1,239,095	—	—	471,717	10,871,755	—
Garrison Opportunity Fund, LLC			21,328,827	—	—	—	169,878	21,498,705	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			20,730,589	—	—	—	751,910	21,482,499	—
Halcyon European Structured Opportunities Fund, L.P.			518,816	—	—	—	16,028	534,844	—
Harbinger Capital Partners Fund I, L.P.			34,532,293	—	—	—	(9,742,571)	24,789,722	—
Hayman Capital Partners, L.P.			29,748,598	30,000,000	—	—	2,283,533	62,032,131	—
HealthCor Partners Fund, L.P.			6,509,326	501,653	—	—	(50,000)	6,960,979	—
HFR HE Bristol Master Trust (Series D)	25,000	25,000	20,960,611	—	—	—	(1,061,168)	19,899,443	—
Hillcrest Fund, L.P.			10,594,747	—	—	—	(1,534,602)	9,060,145	—
Hound Partners, L.P.			—	35,000,000	—	—	2,087,008	37,087,008	—
Indaba Capital Partners, L.P.			28,637,867	—	—	—	3,474,844	32,112,711	—
Integral Capital Partners VIII, L.P.			3,743,963	—	—	—	(228,388)	3,515,575	—
Intervale Capital Fund, L.P.			20,150,112	—	—	—	368,665	20,518,777	—
Investcorp Silverback Arbitrage Fund, LLC			17,036,329	—	—	—	747,874	17,784,203	—
Japan Macro Opportunity Partners, L.P.			14,554,015	—	—	—	(3,880,575)	10,673,440	—
Kenmont Onshore Fund, L.P.			958,631	—	(408,401)	(3,198,513)	3,298,423	650,140	—
LC Fund IV, L.P.			19,623,358	945,537	—	—	(632,580)	19,936,315	—
Magnetar SPV, LLC (Series L)			13,030,063	—	—	18,826	777,751	13,826,640	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	1,577,000	—	—	—	139,656	1,716,656	—
Monsoon Infrastructure & Realty Co-Investors, L.P.			14,339,446	—	—	—	(581,485)	13,757,961	—
Montrica Global Opportunities Fund, L.P.	35,356	35,356	1,922,744	—	—	(11,942)	(70,089)	1,840,713	—
Morgan Rio Capital Fund, L.P.**			24,480,064	—	—	—	351,857	24,831,921	—
Net Lease Private REIT VII, Inc.			4,232,440	—	(87,220)	—	—	4,145,220	114,550
Net Lease Private REIT VII-A, Inc.			4,232,440	—	(87,220)	—	—	4,145,220	114,550
New Horizon Capital III, L.P.			23,451,904	3,206,001	—	—	1,317,344	27,975,249	—
Orbis Real Estate Fund I			2,982,985	22,712	—	—	(283,394)	2,722,303	—
Overseas CAP Partners, Inc.	9,295	9,295	15,412,758	—	—	—	324,252	15,737,010	—
Parmenter Realty Fund IV, L.P.			1,268,538	3,828,809	(325,730)	—	(47,437)	4,724,180	9,937
Passport II, L.P.			49,240,774	—	(634,572)	(95,132)	2,506,998	51,018,068	—
Pearlmark Mezzanine Realty Partners III, LLC			7,795,793	2,344,117	(468,824)	146,508	208,740	10,026,334	175,809
Pennybacker II, L.P.			1,886,942	55,131	—	—	(16,535)	1,925,538	—
Phoenix Asia Real Estate Investments II, L.P.			14,421,284	—	—	—	(285,334)	14,135,950	—
PIPE Equity Partners, L.L.C.			21,413,300	—	—	—	(122,508)	21,290,792	—
PIPE Select Fund, L.L.C.			41,723,033	—	(3,991,084)	356,223	1,516,275	39,604,447	—
Private Equity Investment Fund IV, L.P.			6,249,295	100,000	—	—	(43,750)	6,305,545	—
Private Equity Investment Fund V, L.P.**			27,878,519	1,290,369	(290,124)	148,106	(294,000)	28,732,870	15,846
Providence MBS Fund L.P.			56,163,961	—	—	—	2,497,175	58,661,136	—
PSAM WorldArb Partners, L.P.			35,684,562	—	—	—	1,904,763	37,589,325	—
Q Funding III, L.P.			12,686,971	—	(2,334,424)	759,506	(66,310)	11,045,743	—
Q4 Funding, L.P.			41,761,096	—	(10,634,524)	(266,914)	1,928,271	32,787,929	—
Saints Capital VI, L.P.			15,517,661	447,933	(238,644)	107,981	429,972	16,264,903	—
Salem Global Opportunity Fund, L.P.			29,585,479	—	—	—	(1,969,173)	27,616,306	—
SBC Latin America Housing US Fund, L.P.			3,780,352	77,000	—	—	(110,628)	3,746,724	—
Sovereign Capital Limited Partnership III			5,362,849	483,433	—	—	135,214	5,981,496	—
Tiger Consumer Partners, L.P.			46,247,130	—	—	—	4,119,090	50,366,220	—
Trivest Fund IV, L.P.			14,521,240	—	—	—	1,063,633	15,584,873	—
Trustbridge Partners II, L.P.			21,807,104	—	(2,157,783)	1,211,600	(1,187,608)	19,673,313	—
Trustbridge Partners III, L.P.			26,465,744	—	—	—	(1,088,322)	25,377,422	—
Tuckerbrook SB Global Distressed Fund I, L.P.			6,613,160	—	(200,000)	—	(325,931)	6,087,229	—
Valiant Capital Partners, L.P.			139,690,729	69,036	—	—	13,946,932	153,706,697	—
Value Partners Hedge Fund LLC			24,076,805	—	—	—	1,471,060	25,547,865	—
Velite Energy, L.P.			76,962,836	—	(23,430,000)	17,634,514	(377,315)	70,790,035	108
Visium Credit Opportunities Fund, L.P.			24,716,485	—	—	—	78,866	24,795,351	—
Waterstone Market Neutral Fund, L.P.			56,695,879	—	(15,000,000)	5,237,640	(3,704,090)	43,229,429	—
Westview Capital Partners II, L.P.			16,158,811	102,089	—	—	(150,000)	16,110,900	—
Whitebox Multi-Strategy Fund, L.P.			54,312,748	—	(14,938,816)	5,358,865	(1,398,260)	43,334,537	—

			$1,907,698,767	$84,052,116	$(132,221,830)	$30,359,232	$10,576,039	$1,900,464,324	$447,511

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

March 31, 2012

(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: May 22, 2012

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 22, 2012

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 22, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 22, 2012